Average Annual Total Returns - AZL Balanced Index Strategy Fund	Apr. 30, 2021
BalancedCompositeIndex [Member]
Average Annual Return:
1 Year	14.31%	[1]
5 Years	10.16%	[1]
10 Years	9.12%	[1]
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
SP500Index [Member]
Average Annual Return:
1 Year	18.40%	[1]
5 Years	15.22%	[1]
10 Years	13.88%	[1]
AZL Balanced Index Strategy Fund
Average Annual Return:
1 Year	12.24%
5 Years	8.42%
10 Years	7.33%

[1]	Reflects no deduction for fees, expenses, or taxes.